SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues	$ 86,159	$ 10,683,243
Cost of goods sold	42,089	8,228,377
Gross profit	44,070	2,454,866
Depreciation and amortization	43,122	83,490
Capital expenditures		5,496
(Loss) Income from operations	(728,493)	41,212
Provision for income taxes	371,568	(211,368)
Segment (loss) profit	(345,611)	(278,626)
Segment assets	20,054,805	37,499,842
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
Revenues	86,159	2,326,966
Cost of goods sold	42,089	969,172
Gross profit	44,070	1,357,794
Depreciation and amortization	43,122	83,490
Capital expenditures		5,496
(Loss) Income from operations	(715,437)	(696,346)
Provision for income taxes		(511)
Segment (loss) profit	(704,124)	(805,328)
Segment assets	17,783,610	26,036,470
Technical Service [Member]
Segment Reporting Information [Line Items]
Revenues		8,356,277
Cost of goods sold		7,259,205
Gross profit		1,097,072
Depreciation and amortization
Capital expenditures
(Loss) Income from operations	(13,056)	737,558
Provision for income taxes	371,568	(210,857)
Segment (loss) profit	358,513	526,702
Segment assets	$ 2,271,195	$ 11,463,372